EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Pension Plan | UNITED STATES
Components of net periodic benefit cost (benefit):
Service cost	$ 64	$ 43	$ 192	$ 43
Interest cost	1,236	679	3,707	679
Expected return on plan assets	(2,819)	(1,912)	(8,456)	(1,912)
Amortization of:
Net loss	0	0	0	0
Prior service benefit	0	0	0	0
Curtailments, settlements and terminations, net	0	0	0	0
Foreign exchange and other	0	(406)	0	(406)
Net periodic cost (benefit)	(1,519)	(1,596)	(4,557)	(1,596)
Pension Plan | International Pension Plans
Components of net periodic benefit cost (benefit):
Service cost	1,140	1,015	3,421	1,965
Interest cost	2,175	1,700	6,526	3,322
Expected return on plan assets	(1,914)	(1,705)	(5,741)	(5,115)
Amortization of:
Net loss	583	735	1,748	2,205
Prior service benefit	(167)	(207)	(501)	(621)
Curtailments, settlements and terminations, net	76	0	(948)	0
Foreign exchange and other	85	10	200	9
Net periodic cost (benefit)	1,978	1,548	4,705	1,765
OPRB Plans
Components of net periodic benefit cost (benefit):
Service cost	1	0	2	0
Interest cost	111	63	332	63
Expected return on plan assets	0	0	0	0
Amortization of:
Net loss	0	0	0	0
Prior service benefit	0	0	0	0
Curtailments, settlements and terminations, net	0	0	0	0
Foreign exchange and other	0	0	0	0
Net periodic cost (benefit)	$ 112	$ 63	$ 334	$ 63